Revenues (Tables) - One Energy Enterprises Inc [Member]	12 Months Ended
Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Schedule of Disaggregated Revenues
The following table presents the Company’s revenues disaggregated by primary revenue sources and by applicable accounting standard for the years ended December 31, 2023
,
and 2022 (in whole dollars):

			December 31,
	ASC	Segment	2023	2022
PPAs/REAs	ASC 606	Long Term Contracts	$3,178,526	$3,767,377
Sale of renewable energy credits	ASC 606	Long Term Contracts	946,265	623,001
Lease income	ASC 842	Short Term Contracts	92,920	333,574
Energy costs	ASC 606	Short Term Contracts	828,287	1,968,901
Construction	ASC 606	Short Term Contracts	438,633	921,393
Consulting	ASC 606	Short Term Contracts	402,244	218,878
Other	ASC 606	Short Term Contracts	122,113	88,028

Total operating revenues			$6,008,988	$7,921,152

Schedule of Contract with Customer, Contract Asset, Contract Liability, and Receivable
Significant changes in receivables during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance as at the beginning of the year	$246,203	$291,716
Net increase (decrease) during the year	304,217	(45,513)

Balance as at the end of year	$550,420	$246,203

Current	$550,420	$246,203
Non-current	$—	$—
The change in contract assets at December 31, 2023 when compared to December 31, 2022 primarily represents the completion of construction projects by OES during the year ended December 31, 2023. Significant changes in contract assets during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance at the beginning of the year	$229,364	$116,530
Net (decrease) increase during the year	(185,316)	112,834

Balance at the end of year	$44,048	$229,364

Current	$44,048	$229,364
Non-current	$—	$—
Significant changes in contract liabilities during the years ended December 31, 2023, and 2022, were as follows:

	December 31,
	2023	2022
Balance at the beginning of the year	$33,037	$28,823
Deferred during the year	28,140	33,037
Recognized as revenue during the year	(33,037)	(28,823)

Balance at the end of year	$28,140	$33,037

Current	$28,140	$33,037
Non-current	$—	$—